Right-of-use assets - Schedule of right-of-use assets (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning	$ 184,472	$ 266,214	$ 327,576	$ 267,279
Additions	571,604
Termination	(139,787)
Depreciation	(95,849)	(58,083)	(61,362)	(82,807)
Balance, Ending	327,576	208,131	266,214	184,472
As previously reported [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning			520,440
Balance, Ending	520,440
Correction of an error [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning			(192,864)
Balance, Ending	(192,864)
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning	177,911	266,214	324,297	254,159
Additions	571,604
Termination	(139,787)
Depreciation	(92,567)	(58,083)	(58,083)	(76,248)
Balance, Ending	324,297	208,131	266,214	177,911
Offices [Member] | As previously reported [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning			517,161
Balance, Ending	517,161
Offices [Member] | Correction of an error [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning			(192,864)
Balance, Ending	(192,864)
Printer [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning	6,561	0	3,279	13,120
Additions	0
Termination	0
Depreciation	(3,282)	0	(3,279)	(6,559)
Balance, Ending	3,279	$ 0	0	$ 6,561
Printer [Member] | As previously reported [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning			3,279
Balance, Ending	3,279
Printer [Member] | Correction of an error [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning			$ 0
Balance, Ending	$ 0